Fair Value Measurement (Details) - Schedule of reconciliations of assets fair value hierarchy for Available-for-sale investments - Fair Value, Inputs, Level 3 [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 30, 2018 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 857,884		¥ 1,272,178
Additions	64,604		358,256	¥ 1,040,581
Disposals	(247,617)		(547,131)	(262,651)
Changes in fair value	3,874		(12,422)	(43,454)
Accrued interest	3,971		23,628	52,395
Impairment loss	(614,141)		(236,625)
Ending balance	68,575		857,884	1,272,178	¥ 485,307
Ending balance (in Dollars)	¥ 68,575	$ 10,615	¥ 857,884	¥ 1,272,178